SUN LIFE (N.Y.) VARIABLE ACCOUNT A
ANNUAL REPORT FOR THE
YEAR ENDED DECEMBER 31, 1996

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life (N.Y.) Variable Account A and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statement of condition of Sun Life (N.Y.) Variable Account A (the "Variable Account") as of December 31, 1996, the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 1996 and 1995.These financial statements are the responsibility of management.Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.Our procedures included confirmation of securities held as of December 31, 1996 by correspondence with the custodian.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

February 7, 1997

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                             STATEMENT OF CONDITION

                                DECEMBER 31, 1996

                                                                               SHARES                COST               VALUE
                                                                               ------                ----               -----

ASSETS:
Investments in mutual funds:
 Massachusetts Investors Trust ("MIT") Class A                                 72,764          $  909,822          $1,052,443
 Massachusetts Investors Growth Stock Fund ("MIG") Class A                     47,992             510,992             478,757
 MFS Bond Fund ("MFB") Class A                                                 78,910           1,069,832           1,043,817
 MFS Emerging Growth Fund ("MEG") Class A                                      32,268             680,846             977,525
 MFS Government Money Market Fund ("MCG")                                      92,656              92,656              92,656
 MFS Growth Opportunities Fund ("MGO") Class A                                 17,027             197,848             220,773
 MFS High Income Fund ("MFH") Class A                                          78,046             403,453             416,932
 MFS Money Market Fund ("MCM")                                                342,639             342,639             342,639
 MFS Research Fund ("MFR") Class A                                             14,563             217,433             269,753
 MFS Total Return Fund ("MTR") Class A                                        171,765           2,211,256           2,540,893
 MFS World Governments Fund ("MWG") Class A                                    41,686             502,125             470,936
                                                                                               ----------          ----------

NET ASSETS                                                                                     $7,138,902          $7,907,124
                                                                                               ----------          ----------
                                                                                               ----------          ----------


                                                                               UNITS           UNIT VALUE            VALUE
                                                                              -------          ----------          ----------

NET ASSETS APPLICABLE TO OWNERS OF DEFERRED
 VARIABLE ANNUITY CONTRACTS:
 MIT                                                                           24,506          $  42.9716          $1,052,443
 MIG                                                                           13,106             36.6834             478,757
 MFB                                                                           43,293             23.8984           1,043,817
 MEG                                                                           19,504             50.3336             977,525
 MCG                                                                            6,013             15.4092              92,656
 MGO                                                                            6,814             32.2614             220,773
 MFH                                                                           16,765             24.8670             416,932
 MCM                                                                           21,921             15.6386             342,639
 MFR                                                                            7,287             37.0227             269,753
 MTR                                                                           72,563             35.0672           2,540,893
 MWG                                                                           15,694             29.7910             470,936
                                                                                                                   ----------

NET ASSETS                                                                                                         $7,907,124
                                                                                                                   ----------
                                                                                                                   ----------



                       See notes to financial statements.

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996


                                                 MIT            MIG            MFB            MEG            MCG            MGO
                                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                             -----------    -----------    -----------    -----------    -----------    -----------

Income and Expenses:
 Dividend income and capital gain
  distributions received                       $106,399       $115,059        $71,595       $ 11,935         $4,018        $24,142
 Mortality and expense risk charges              12,750          5,800         12,899         12,742          1,156          2,888
                                               --------       --------        -------       --------         ------        -------
     Net investment income                       93,649        109,259         58,696           (807)         2,862         21,254
                                               --------       --------        -------       --------         ------        -------
Realized and Unrealized Gains
 (Losses):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales                         102,597         52,651         34,732        110,890          1,001         54,744
    Cost of investments sold                     96,177         51,320         35,278         61,156          1,001         41,993
                                               --------       --------        -------       --------         ------        -------
     Net realized gains (losses)                  6,420          1,331           (546)        49,734              -         12,751
                                               --------       --------        -------       --------         ------        -------
Net unrealized appreciation
 (depreciation) on investments:
   End of year                                  142,622        (32,234)       (26,014)       296,679              -         22,925
   Beginning of year                             26,367         (8,550)         5,865        221,031              -         12,547
                                               --------       --------        -------       --------         ------        -------
     Change in unrealized
      appreciation (depreciation)               116,255        (23,684)       (31,879)        75,648              -         10,378
                                               --------       --------        -------       --------         ------        -------
     Realized and unrealized gains              122,675        (22,353)       (32,425)       125,382              -         23,129
                                               --------       --------        -------       --------         ------        -------
Increase in Net Assets from
  Operations                                   $216,324       $ 86,906        $26,271       $124,575         $2,862        $44,383
                                               --------       --------        -------       --------         ------        -------
                                               --------       --------        -------       --------         ------        -------


                                                 MFH            MCM            MFR            MTR            MWG
                                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       TOTAL
                                             -----------    -----------    -----------    -----------    -----------    -----------

Income and Expenses:
 Dividend income and capital gain
  distributions received                       $ 36,114       $ 15,793       $ 13,541       $276,874       $ 12,924       $688,394
 Mortality and expense risk charges               5,344          4,436          2,790         32,457          6,428         99,690
                                                -------       --------       --------       --------       --------       --------
     Net investment income                       30,770         11,357         10,751        244,417          6,496        588,704
                                                -------       --------       --------       --------       --------       --------
Realized and Unrealized Gains
 (Losses):
  Realized gains (losses) on
   investment transactions:
    Proceeds from sales                          39,287        149,609         29,004        275,878         79,123        929,516
    Cost of investments sold                     41,184        149,609         18,322        215,673         86,590        798,303
                                                -------       --------       --------       --------       --------       --------
     Net realized gains (losses)                 (1,897)             -         10,682         60,205         (7,467)       131,213
                                                -------       --------       --------       --------       --------       --------
Net unrealized appreciation
 (depreciation) on investments:
    End of year                                  13,479              -         52,320        329,636        (31,188)       768,225
    Beginning of year                            (1,159)             -         29,188        324,680        (51,362)       558,607
                                                -------       --------       --------       --------       --------       --------
     Change in unrealized
      appreciation (depreciation)                14,638              -         23,132          4,956         20,174        209,618
                                                -------       --------       --------       --------       --------       --------
     Realized and unrealized gains               12,741              -         33,814         65,161         12,707        340,831
                                                -------       --------       --------       --------       --------       --------
Increase in Net Assets from
 Operations                                     $43,511       $ 11,357       $ 44,565       $309,578       $ 19,203       $929,535
                                                -------       --------       --------       --------       --------       --------
                                                -------       --------       --------       --------       --------       --------




                       See notes to financial statements.

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                       STATEMENTS OF CHANGES IN NET ASSETS

                     YEARS ENDED DECEMBER 31, 1996 AND 1995


                                                          MIT                           MIG                           MFB
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                     DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                     ------------                  ------------                  ------------
                                                 1996           1995           1996           1995           1996           1995
                                                 ----           ----           ----           ----           ----           ----

Operations:
 Net investment income (expense)             $   93,649       $ 71,347       $109,259      $  46,301     $   58,696     $   59,981
 Net realized gains (losses)                      6,420        (13,965)         1,331        (40,458)          (546)        (2,927)
 Net unrealized gains (losses)                  116,255        181,190        (23,684)        75,030        (31,879)       120,382
                                             ----------       --------       --------      ---------     ----------     ----------
Increase (decrease) in net assets
 from operations                                216,324        238,572         86,906         80,873         26,271        177,436
                                             ----------       --------       --------      ---------     ----------     ----------
Contract Owner Transactions:
 Accumulation Activity:
  Purchase payments received                     59,276         52,601         22,225         21,352         30,397         30,210
  Net transfers between Sub-Accounts and
   Fixed Account                                 (8,441)        28,730         18,419       (151,403)        (4,412)        17,545
  Withdrawals, surrenders and account fees      (85,209)       (84,448)       (35,098)       (17,516)       (21,523)      (150,617)
                                             ----------       --------       --------      ---------     ----------     ----------
Net contract owner activity                     (34,374)        (3,117)         5,546       (147,567)         4,462       (102,862)
                                             ----------       --------       --------      ---------     ----------     ----------
     Increase (decrease) in net assets          181,950        235,455         92,452        (66,694)        30,733         74,574

Net Assets:
 Beginning of year                              870,493        635,038        386,305        452,999      1,013,084        938,510
                                             ----------       --------       --------      ---------     ----------     ----------
 End of year                                 $1,052,443       $870,493       $478,757      $ 386,305     $1,043,817     $1,013,084
                                             ----------       --------       --------      ---------     ----------     ----------
                                             ----------       --------       --------      ---------     ----------     ----------


                                                          MEG                           MCG                           MGO
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                     DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                     ------------                  ------------                  ------------
                                                 1996           1995           1996           1995           1996           1995
                                                 ----           ----           ----           ----           ----           ----

Operations:
 Net investment income (expense)             $     (807)      $ (9,410)      $  2,862      $   3,049     $   21,254     $   23,234
 Net realized gains (losses)                     49,734         83,319              -              -         12,751           (826)
 Net unrealized gains (losses)                   75,648        164,765              -              -         10,378         22,909
                                             ----------       --------       --------      ---------     ----------     ----------
Increase (decrease) in net assets
 from operations                                124,575        238,674          2,862          3,049         44,383         45,317
                                             ----------       --------       --------      ---------     ----------     ----------
Contract Owner Transactions:
 Accumulation Activity:
  Purchase payments received                     26,289         44,721          4,996          5,564          4,745          4,849
  Net transfers between Sub-Accounts and
   Fixed Account                                 28,955        280,677              -              -         21,023         31,252
  Withdrawals, surrenders and account fees      (75,899)      (274,475)          (107)          (828)       (51,946)        (9,848)
                                             ----------       --------       --------      ---------     ----------     ----------
Net contract owner activity                     (20,655)        50,923          4,889          4,736        (26,178)        26,253
                                             ----------       --------       --------      ---------     ----------     ----------
     Increase (decrease) in net assets          103,920        289,597          7,751          7,785         18,205         71,570

Net Assets:
 Beginning of year                              873,605        584,008         84,905         77,120        202,568        130,998
                                             ----------       --------       --------      ---------     ----------     ----------
 End of year                                 $  977,525       $873,605       $ 92,656      $  84,905     $  220,773     $  202,568
                                             ----------       --------       --------      ---------     ----------     ----------
                                             ----------       --------       --------      ---------     ----------     ----------



                       See notes to financial statements.
                                                                     (Continued)

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                       STATEMENTS OF CHANGES IN NET ASSETS

                     YEARS ENDED DECEMBER 31, 1996 AND 1995


                                                          MFH                           MCM                           MFR
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                     DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                     ------------                  ------------                  ------------
                                                 1996           1995           1996           1995           1996           1995
                                                 ----           ----           ----           ----           ----           ----

Operations:
 Net investment income (expense)             $   30,770     $   31,811      $  11,357      $  19,044     $   10,751    $     9,104
 Net realized gains (losses)                     (1,897)        (8,294)             -              -         10,682          7,915
 Net unrealized gains (losses)                   14,638         40,064              -              -         23,132         33,384
                                             ----------     ----------      ---------      ---------     ----------    -----------
Increase (decrease) in net assets
 from operations                                 43,511         63,581         11,357         19,044         44,565         50,403
                                             ----------     ----------      ---------      ---------     ----------    -----------
Contract Owner Transactions:
 Accumulation Activity:
  Purchase payments received                      2,296          4,191         17,561         27,407          7,123         11,920
  Net transfers between Sub-Accounts and
   Fixed Account                                 (1,081)       (12,242)       (69,648)      (135,854)        61,532          4,295
  Withdrawals, surrenders and account fees      (32,317)       (90,263)       (51,178)       (30,982)       (25,750)       (14,408)
                                             ----------     ----------      ---------      ---------     ----------    -----------
Net contract owner activity                     (31,102)       (98,314)      (103,265)      (139,429)        42,905          1,807
                                             ----------     ----------      ---------      ---------     ----------    -----------
     Increase (decrease) in net assets           12,409        (34,733)       (91,908)      (120,385)        87,470         52,210

Net Assets:
 Beginning of year                              404,523        439,256        434,547        554,932        182,283        130,073
                                             ----------     ----------      ---------      ---------     ----------    -----------
 End of year                                 $  416,932     $  404,523      $ 342,639      $ 434,547     $  269,753    $   182,283
                                             ----------     ----------      ---------      ---------     ----------    -----------
                                             ----------     ----------      ---------      ---------     ----------    -----------


                                                          MTR                           MWG
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                      TOTAL
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                     DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                     ------------                  ------------                  ------------
                                                 1996           1995           1996           1995           1996           1995
                                                 ----           ----           ----           ----           ----           ----

Operations:
 Net investment income (expense)             $  244,417     $  183,074      $   6,496      $  57,229     $  588,704    $   494,764
 Net realized gains (losses)                     60,205        102,494         (7,467)       (13,204)       131,213        114,054
 Net unrealized gains (losses)                    4,956        239,080         20,174         33,008        209,618        909,812
                                             ----------     ----------      ---------      ---------     ----------    -----------
Increase (decrease) in net assets
 from operations                                309,578        524,648         19,203         77,033        929,535      1,518,630
                                             ----------     ----------      ---------      ---------     ----------    -----------
Contract Owner Transactions:
 Accumulation Activity:
  Purchase payments received                     61,458         59,720          9,585         11,101        245,951        273,636
  Net transfers between Sub-Accounts and
   Fixed Account                                (42,651)       (22,323)       (33,415)       (41,363)       (29,719)          (686)
  Withdrawals, surrenders and account fees     (200,379)      (503,774)       (38,748)      (179,643)      (618,154)    (1,356,802)
                                             ----------     ----------      ---------      ---------     ----------    -----------
Net contract owner activity                    (181,572)      (466,377)       (62,578)      (209,905)      (401,922)    (1,083,852)
                                             ----------     ----------      ---------      ---------     ----------    -----------
     Increase (decrease) in net assets          128,006         58,271        (43,375)      (132,872)       527,613        434,778

Net Assets:
 Beginning of year                            2,412,887      2,354,616        514,311        647,183      7,379,511      6,944,733
                                             ----------     ----------      ---------      ---------     ----------    -----------
 End of year                                 $2,540,893     $2,412,887      $ 470,936      $ 514,311     $7,907,124    $ 7,379,511
                                             ----------     ----------      ---------      ---------     ----------    -----------
                                             ----------     ----------      ---------      ---------     ----------    -----------



                       See notes to financial statements.
                                                                     (Concluded)

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION

     Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on December 3, 1984 as a funding vehicle for individual variable annuities.The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

     The assets of the Variable Account are divided into Sub-Accounts.Each Sub-Account is invested in shares of a specific mutual fund selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), a subsidiary of Sun Life Assurance Company of Canada (U.S.).

(2)  SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

     INVESTMENT VALUATIONS

     Investments in the Funds are recorded at their net asset value.Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis.Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

     Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

     FEDERAL INCOME TAX STATUS

     The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company.The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code.Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3)  CONTRACT CHARGES

     A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor.The deduction is at an effective annual rate of 1.3%.

     Each year on the contract anniversary, a contract maintenance charge ("Account Fee") of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract.After the annuity commencement date, the Account Fee is deducted pro rata from each annuity payment made during the year.

     The Sponsor does not deduct a sales charge from purchase payments.However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract.In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

(4)  UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS


                                                          MIT                           MIG                           MFB
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                     DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                     ------------                  ------------                  ------------
                                                  1996           1995           1996           1995           1996           1995
                                                  ----           ----           ----           ----           ----           ----

Units outstanding, beginning of year             25,203         25,279         12,814         19,021         43,111         47,921

 Units purchased                                  1,571          1,797            664            789          1,324          1,429
 Units transferred between
  Sub-Accounts and Fixed Account                   (220)           953            612         (6,333)          (189)           870
 Units withdrawn and surrendered                 (2,048)        (2,826)          (984)          (663)          (953)        (7,109)
                                                 ------         ------         ------         ------         ------         ------
Units outstanding, end of year                   24,506         25,203         13,106         12,814         43,293         43,111
                                                 ------         ------         ------         ------         ------         ------
                                                 ------         ------         ------         ------         ------         ------


                                                          MEG                           MCG                           MGO
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                     DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                     ------------                  ------------                  ------------
                                                  1996           1995           1996           1995           1996           1995
                                                  ----           ----           ----           ----           ----           ----

Units outstanding, beginning of year             19,750         18,403          5,691          5,366          7,521          6,457

 Units purchased                                    538          1,185            329            381            162            204
 Units transferred between
  Sub-Accounts and Fixed Account                    606          8,224              -              -            828          1,283
 Units withdrawn and surrendered                 (1,390)        (8,062)            (7)           (56)        (1,697)          (423)
                                                 ------         ------         ------         ------        -------         ------
Units outstanding, end of year                   19,504         19,750          6,013          5,691          6,814          7,521
                                                 ------         ------         ------         ------        -------         ------
                                                 ------         ------         ------         ------        -------         ------


                                                          MFH                           MCM                           MFR
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                                     DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                                                     ------------                  ------------                  ------------
                                                  1996           1995           1996           1995           1996           1995
                                                  ----           ----           ----           ----           ----           ----

Units outstanding, beginning of year             18,087         22,721         28,742         38,136          6,052          5,905

 Units purchased                                     99            200          1,140          1,843            215            455
 Units transferred between
  Sub-Accounts and Fixed Account                    (46)          (603)        (4,598)        (9,159)         1,744            229
 Units withdrawn and surrendered                 (1,375)        (4,231)        (3,363)        (2,078)          (724)          (537)
                                                 ------         ------         ------         ------         ------         ------
Units outstanding, end of year                   16,765         18,087         21,921         28,742          7,287          6,052
                                                 ------         ------         ------         ------         ------         ------
                                                 ------         ------         ------         ------         ------         ------


                                                          MTR                           MWG
                                                      SUB-ACCOUNT                   SUB-ACCOUNT
                                                      -----------                   -----------
                                                      YEAR ENDED                    YEAR ENDED
                                                     DECEMBER 31,                  DECEMBER 31,
                                                     ------------                  ------------
                                                  1996           1995           1996           1995
                                                  ----           ----           ----           ----

Units outstanding, beginning of year             77,949         95,322         17,846         25,643

 Units purchased                                  1,917          2,172            334            414
 Units transferred between
  Sub-Accounts and Fixed Account                 (1,286)          (767)        (1,137)        (1,510)
 Units withdrawn and surrendered                 (6,017)       (18,778)        (1,349)        (6,701)
                                                 ------        -------         ------         ------
Units outstanding, end of year                   72,563         77,949         15,694         17,846
                                                 ------        -------         ------         ------
                                                 ------        -------         ------         ------



                                   * * * * * *